Revenues, other income and and entity-wide disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of Revenue by Country and by Major Alliance Partner
During the years ended December 31, 2023, 2022 and 2021, the Group recognized revenues as disclosed in the table below. Revenues in the table below are attributable to individual countries and are based on the location of the Group's alliance partner.

Revenues by country
in CHF thousands, for the years ended December 31	2023	2022	2021
Revenues Switzerland	7,038	179,903	—
Revenues USA	—	9,653	9,330
Total revenues	7,038	189,556	9,330

Analysis of revenue by major alliance partner
in CHF thousands, for the years ended December 31	2023	2022	2021
Novartis AG, Switzerland	7,038	172,903	—
FOPH, Switzerland	—	7,000	—
Amgen Inc., USA	—	9,653	9,330
Total revenues	7,038	189,556	9,330